UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                    Investment Company Act File No. 811-09235



                          Energy Income and Growth Fund
          -------------------------------------------------------------
          Exact Name of Registrant as Specified in Declaration of Trust


             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
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 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)


                                W. Scott Jardine
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532
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  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service


                                 (630) 241-4141
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               Registrant's Telephone Number, including Area Code


                      Date of fiscal year end: November 30
                                               -----------


             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------


Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington D.C. 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Proxy Voting Record


                                                                                                 Management
Meeting Date Company                Ticker   Cusip       Proposal Proposal Description           Rec          Vote    Proposed
------------ -------                ------   -----       -------- --------------------          -----------   ----    --------
                                                                                                                      By
9/13/2004    Valero                 VLI      91913W104
                                                         1        Increase Authorized Common     For          For     Mgmt
                                                                  Stock


1/20/2005    Plains All American    PAA      726503105
             Pipeline
                                                         1        Approve Conversion of          For          For     Mgmt
                                                                  Securities (Class B)
                                                         2        Approve Conversion of          For          For     Mgmt
                                                                  Securities (Class C)
                                                         3        Approve Omnibus Stock Plan     For          For     Mgmt
                                                         4        Adjourn Meeting                For          For     Mgmt

2/28/2005    Buckeye Partners, LP   BPL      118230101
                                                         1        Amend Stock Option Plan        For          For     Mgmt

3/11/2005    Kaneb Pipeline         KPP      484169107
             Partners
                                                         1        Approve Merger Agreement       For          For     Mgmt
                                                         2        Adjourn Meeting                For          For     Mgmt

3/11/2005    Valero LP              VLI      91913W104
                                                         1        Issue Shares in Connection     For          For     Mgmt
                                                                    with Acquisition
                                                         2        Adjourn Meeting                For          For     Mgmt

4/21/2005    Magellan Midstream     MMP      559080106
             Partners
                                                         1        Approve Directors              For          For     Mgmt

6/7/2005     Copano Energy          CPNO     217202100
                                                         1        Approve Directors              For          For     Mgmt
                                                         2        Ratify Auditors                For          For     Mgmt




                                  SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              ENERGY INCOME AND GROWTH FUND
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By (Signature and Title)* /s/ James A. Bowen
                          -----------------------------------
                          James A. Bowen, President

Date                      August 31, 2005
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* Print the name and title of each signing officer under his or her signature.